Deferred Policy Acquisition Costs and Present Value of Future Profits	12 Months Ended
Dec. 31, 2012
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Deferred Policy Acquisition Costs and Present Value of Future Profits
Deferred Policy Acquisition Costs and Present Value of Future Profits
On January 1, 2012, the Company adopted ASU No. 2010-26 as further discussed in Note 1 of the Notes to Consolidated Financial Statements. As a result of this change in accounting policy, deferred policy acquisition costs and present value of future profits as of January 1, 2010 decreased by approximately $2.6 billion from $10.7 billion, as previously reported.

Changes in the DAC balance are as follows:	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$6,556	$7,473	$8,127
Deferred Costs	1,639	1,696	1,729
Amortization — DAC	(1,844)	(2,025)	(1,816)
Amortization — Unlock benefit (charge), pre-tax	(144)	(419)	107
Adjustments to unrealized gains and losses on securities available-for-sale and other [1] [2]	(364)	(240)	(874)
Effect of currency translation	(118)	71	191
Cumulative effect of accounting change, pre-tax [3]	—	—	9
Balance, end of period [4]	$5,725	$6,556	$7,473

[1]	Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

[2]
Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 of the Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of the Hartford Investment Canada Corporation in 2010.

[3]
For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

[4]	For further information, see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017, respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements.